Segment Reporting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer one [Member]
Segment Reporting (Details) [Line Items]
Revenues	€ 39,066	€ 8,208	€ 18,480
Customer Two [Member]
Segment Reporting (Details) [Line Items]
Revenues	€ 15,046	€ 7,145